Share-based Compensation - RSU activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based Compensation
Beginning Balance	8,586
Beginning Balance	$ 17.25
Granted (in Shares)	36,199,400	8,586
Granted	$ 17.13	$ 17.25
Vested (in Shares)	(127,062)
Vested	$ 18.76
Forfeited (in shares)	(5,087,800)
Forfeited	$ 16.74
Ending Balance	30,993,124	8,586
Ending Balance	$ 17.20	$ 17.25
Weighted Average Grant Date Fair Value
Weighted Average Remaining Contractual Life	9 years 2 months 15 days	9 years 6 months